POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,879	$ 1,689
Debt securities	1,302	1,087
Other - cash	17	15
Total fair value of plan assets	$ 3,198	$ 2,791